Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, Pennsylvania 19008

February 7, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 27 dated February 4, 2020 to the Trust’s Registration Statement on Form N-1A, filed on February 4, 2020.

If you have any questions or require further information, please contact Michael Pellegrino at 856-292-8331 or mp@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino

Michael T. Pellegrino

Member, Pellegrino, LLC

Legal counsel to the Alpha Architect ETF Trust